Financial assets at amortized cost and other positions in scope of expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets [Line Item]
ECL exposure and ECL allowance and provision
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.25
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 209,858 209,606 21 0 231 (81) 0 (29) 0 (52)
Amounts due from banks 19,649 19,525 124 0 0 (14) (9) (5) 0 0
Receivables from securities financing transactions measured at amortized cost 83,656 83,656 0 0 0 (1) (1) 0 0 0
Cash collateral receivables on derivative instruments 41,552 41,552 0 0 0 0 0 0 0 0
Loans and advances to customers 653,846 624,137 25,155 3,947 607 (2,490) (353) (271) (1,629) (237)
of which: Private clients with mortgages 287,424 276,377 9,599 1,400 49 (124) (44) (18) (55) (6)
of which: Real estate financing 92,334 86,954 5,261 111 8 (67) (26) (30) (11) 0 of which: Large corporate clients 26,752 22,954 2,886 700 213 (762) (116) (94) (413) (139)
of which: SME clients 23,805 19,883 2,521 1,238 163 (1,068) (80) (81) (872) (36)
of which: Lombard 165,320 164,874 169 212 64 (64) (6) 0 (27) (31)
of which: Credit cards 2,408 1,860 501 47 0 (48) (7) (12) (29) 0 of which: Commodity trade finance 4,849 3,570 1,274 5 0 (94) (8) 0 (80) (6)
of which: Ship / aircraft financing 8,753 7,609 1,025 119 0 (17) (9) (8) 0 0 of which: Consumer financing 2,966 2,677 130 92 67 (136) (19) (24) (92) 0
Other financial assets measured at amortized cost 71,897 70,427 1,247 220 3 (124) (29) (9) (86) 0 of which: Loans to financial advisors 2,716 2,567 53 95 0 (34) (3) (1) (30) 0
Total financial assets measured at amortized cost 1,080,458 1,048,903 26,546 4,167 841 (2,711) (392) (314) (1,715) (289)
Financial assets measured at fair value through other comprehensive income 13,868 13,868 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,094,326 1,062,771 26,546 4,167 841 (2,711) (392) (314) (1,715) (289)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 47,102 45,512 1,448 120 22 (50) (15) (22) (13) 0
of which: Large corporate clients 7,388 6,446 916 17 9 (17) (7) (6) (4) 0 of which: SME clients 3,134 2,834 228 67 5 (24) (5) (15) (4) 0 of which: Financial intermediaries and hedge funds
29,411 29,288 123 0 0 (1) (1) 0 0 0
of which: Lombard 3,537 3,505 1 31 0 (2) 0 0 (1) 0
of which: Commodity trade finance 2,252 2,152 100 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 82,122 77,976 3,938 174 35 (227) (114) (77) (27) (9)
of which: Large corporate clients 50,000 46,556 3,292 118 35 (184) (91) (72) (19) (2)
Forward starting reverse repurchase and securities borrowing agreements 10,723 10,723 0 0 0 0 0 0 0 0
Committed unconditionally revocable credit lines 119,679 115,982 3,449 248 0 (67) (51) (16) 0 0 of which: Real estate financing 6,433 5,291 1,041 101 0 (3) (5) 1 0 0 of which: Large corporate clients 11,393 10,737 650 6 0 (15) (7) (6) (2) 0 of which: SME clients 11,814 11,278 418 118 0 (31) (24) (7) 0 0 of which: Lombard 60,500 60,435 63 1 0 0 0 0 0 0
of which: Credit cards 12,943 12,361 578 4 0 (9) (7) (2) 0 0
Irrevocable committed prolongation of existing loans 8,178 8,141 32 5 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 267,803 258,333 8,867 546 57 (347) (184) (115) (40) (9)
Total allowances and provisions (3,058) (576) (428) (1,756) (298)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 223,329 223,201 13 0 114 (47) 0 (21) 0 (25)
Amounts due from banks 18,903 18,704 198 0 0 (36) (1) (5) 0 (30)
Receivables from securities financing transactions measured at amortized cost 118,301 118,301 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0 0 0
Loans and advances to customers 579,967 553,532 22,049 3,565 820 (1,978) (276) (323) (1,134) (244)
of which: Private clients with mortgages 249,756 239,540 8,987 1,146 84 (160) (46) (70) (30) (14)
of which: Real estate financing 82,602 78,410 3,976 195 20 (58) (24) (27) (7) 0 of which: Large corporate clients 25,286 20,816 3,462 707 301 (573) (72) (123) (277) (100)
of which: SME clients 20,768 17,403 2,265 952 148 (742) (55) (47) (613) (26)
of which: Lombard 147,504 147,136 260 48 61 (42) (6) 0 (18) (18)
of which: Credit cards 1,978 1,533 406 39 0 (41) (6) (11) (25) 0 of which: Commodity trade finance 4,203 4,089 106 8 0 (81) (9) 0 (71) 0 of which: Ship / aircraft financing 7,848 6,974 874 0 0 (31) (14) (16) 0 0 of which: Consumer financing 2,820 2,480 114 159 67 (93) (15) (19) (62) 4
Other financial assets measured at amortized cost 58,835 58,209 436 178 12 (125) (25) (7) (84) (8)
of which: Loans to financial advisors 2,723 2,568 59 95 0 (41) (4) (1) (37) 0
Total financial assets measured at amortized cost 1,043,293 1,015,906 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,045,488 1,018,102 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 40,279 38,858 1,242 151 27 (64) (16) (24) (24) 0
of which: Large corporate clients 7,817 7,096 635 78 8 (17) (7) (9) (2) 0 of which: SME clients 2,524 2,074 393 41 15 (26) (5) (15) (7) 0 of which: Financial intermediaries and hedge funds
21,590 21,449 141 0 0 (1) (1) 0 0 0
of which: Lombard 3,709 3,652 24 29 4 (6) (1) 0 (5) 0
of which: Commodity trade finance 2,678 2,676 2 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 79,579 75,158 4,178 187 56 (177) (105) (61) (10) (2)
of which: Large corporate clients 47,381 43,820 3,393 125 43 (155) (91) (54) (8) (2)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0 0 0
Committed unconditionally revocable credit lines 145,665 143,262 2,149 250 5 (76) (59) (17) 0 0 of which: Real estate financing 7,674 7,329 345 0 0 (6) (4) (2) 0 0 of which: Large corporate clients 14,690 14,089 584 14 3 (22) (14) (7) (2) 0 of which: SME clients 9,812 9,289 333 190 0 (34) (28) (6) 0 0 of which: Lombard 73,267 73,181 84 0 1 0 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 0 (8) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 295,027 286,776 7,572 590 89 (320) (183) (102) (34) (2)
Total allowances and provisions (2,507) (487) (459) (1,253) (309)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.

Coverage ratios
Coverage ratios for core loan portfolio
31.12.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 287,548 276,421 9,617 1,455 55 4 2 19 2 380 1,162
Real estate financing 92,401 86,979 5,292 122 8 7 3 57 6 871 540
Total real estate lending 379,949 363,401 14,908 1,577 64 5 2 32 3 418 1,079
Large corporate clients 27,514 23,069 2,980 1,113 352 277 50 315 80 3,711 3,956
SME clients 24,873 19,964 2,602 2,109 198 429 40 310 71 4,132 1,793
Total corporate lending 52,387 43,033 5,581 3,222 550 349 46 313 76 3,986 3,177
Lombard 165,384 164,880 169 239 95 4 0 0 0 1,140 3,246
Credit cards 2,456 1,867 513 76 0 197 37 234 80 3,867 0
Commodity trade finance 4,943 3,584 1,274 86 0 190 22 2 17 9,379 0
Ship / aircraft financing 8,771 7,618 1,033 119 0 20 12 77 20 0 0
Consumer financing 3,102 2,696 154 184 68 439 70 1,590 152 5,012 58
Other loans and advances to customers 39,344 37,402 1,792 73 77 28 10 17 10 6,779 2,484
Loans to financial advisors 2,750 2,571 54 125 0 125 12 141 15 2,431 0
Total other lending 226,750 220,618 4,990 903 239 22 4 97 6 3,425 2,328
Total
1
659,086 627,051 25,479 5,702 853 38 6 107 10 2,911 2,782
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 13,016 12,757 245 13 0 3 2 16 3 0 0
Real estate financing 7,743 6,591 1,051 101 0 7 13 0 7 0 0
Total real estate lending 20,758 19,348 1,296 114 0 4 6 0 4 0 0
Large corporate clients 68,798 63,753 4,860 141 43 31 17 173 28 1,718 377
SME clients 16,511 15,531 732 242 5 46 23 386 39 275 9,581
Total corporate lending 85,308 79,284 5,592 383 48 34 18 201 30 807 1,353
Lombard 65,395 65,298 64 33 0 2 0 0 0 2,151 0
Credit cards 12,943 12,361 578 4 0 7 6 34 7 0 0
Commodity trade finance 2,613 2,512 101 0 0 5 5 6 5 0 0
Ship / aircraft financing 1,968 1,770 198 0 0 11 2 89 11 0 0
Consumer financing 153 153 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 34,281 33,880 401 0 0 1 1 5 1 0 0
Other off-balance sheet commitments 33,659 33,004 635 12 8 6 5 19 5 1,781 2,438
Total other lending 151,013 148,978 1,978 48 8 3 2 26 2 1,882 2,438
Total
2
257,080 247,610 8,867 546 57 13 7 129 12 733 1,510
Total on- and off-balance sheet
3
916,166 874,662 34,346 6,248 910 31 6 112 10 2,720 2,703
1 Includes Loans and
advances to customers and
Loans to financial advisors,
which are presented on
the Other financial assets
measured at amortized cost
balance sheet line.
2 Excludes Forward starting
reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).
Coverage ratios for core loan portfolio
31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 249,916 239,586 9,056 1,176 98 6 2 77 5 257 1,447
Real estate financing 82,660 78,434 4,003 202 20 7 3 67 6 353 2
Total real estate lending 332,576 318,020 13,059 1,378 118 7 2 74 5 271 1,203
Large corporate clients 25,859 20,888 3,585 983 402 222 35 344 80 2,814 2,500
SME clients 21,510 17,459 2,312 1,565 174 345 32 205 52 3,918 1,474
Total corporate lending 47,369 38,347 5,897 2,549 576 278 33 290 67 3,492 2,190
Lombard 147,547 147,141 260 66 79 3 0 8 0 2,719 2,317
Credit cards 2,019 1,539 416 64 0 205 39 256 85 3,857 0
Commodity trade finance 4,284 4,098 106 79 0 189 22 40 23 8,984 4,226
Ship / aircraft financing 7,879 6,988 891 0 0 39 20 184 39 0 0
Consumer financing 2,912 2,495 133 221 63 318 62 1,449 132 2,786 0
Other loans and advances to customers 37,359 35,179 1,610 342 228 42 8 57 10 917 3,909
Loans to financial advisors 2,764 2,571 60 132 0 149 14 159 17 2,785 0
Total other lending 204,764 200,012 3,477 905 370 24 4 164 7 2,691 2,804
Total
1
584,708 556,380 22,433 4,831 1,064 35 5 145 10 2,424 2,294
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 8,473 8,271 176 25 1 4 4 22 4 84 0
Real estate financing 8,694 8,300 394 0 0 7 6 33 7 0 0
Total real estate lending 17,167 16,571 570 25 1 6 5 30 6 84 0
Large corporate clients 69,892 65,009 4,612 217 54 28 17 150 26 588 290
SME clients 13,944 12,788 842 287 27 53 30 324 48 281 0
Total corporate lending 83,837 77,797 5,454 504 81 32 19 177 30 413 186
Lombard 80,390 80,235 120 30 4 1 0 1 0 1,764 0
Credit cards 10,074 9,604 467 3 0 8 6 36 8 0 0
Commodity trade finance 3,487 3,464 23 0 0 3 3 51 3 0 0
Ship / aircraft financing 2,669 2,663 6 0 0 13 13 49 13 0 0
Consumer financing 134 134 0 0 0 6 6 0 6 0 0
Financial intermediaries and hedge funds 19,609 19,145 464 0 0 1 1 8 1 0 0
Other off-balance sheet commitments 52,765 52,268 468 27 2 4 2 28 2 2,903 0
Total other lending 169,127 167,512 1,549 61 6 2 1 23 2 2,171 0
Total
2
270,131 261,880 7,572 590 89 12 7 135 11 580 171
Total on- and off-balance sheet
3
854,839 818,260 30,006 5,421 1,153 27 6 142 10 2,223 2,131
1 Includes Loans and
advances to customers and
Loans to financial advisors,
which are presented on
the Other financial assets
measured at amortized cost
balance sheet line.
2 Excludes Forward starting
reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).